CAPITALIZED SOFTWARE AND INTANGIBLE ASSETS, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,104	$ 1,092
Capitalized computer software, not yet placed in service	$ 377	$ 410